4. COMMITMENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
4. COMMITMENTS

(a)           Related Party Transactions

The Company leases one of its facilities from a corporation owned by an officer-director-shareholder of the Company. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to related parties was $108,000 in each of fiscal years 2012 and 2011, and is included in the accompanying consolidated statements of operations.

The Company incurred fees to two directors totaling $20,000 and $25,000 in fiscal years 2012 and 2011, respectively, for consulting services.

(b)           Operating Lease Commitments

The Company has entered into operating leases for its office space and equipment that expire at various dates through fiscal year 2014. Total future minimum rental payments under all non-cancelable operating leases are $31,353 in fiscal year 2013 and $388 in the fiscal years thereafter.

Rent expense on operating leases, excluding the related party rent described above, was $45,896 and $46,335 for the years ended June 30, 2012 and 2011, respectively.